Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Dec. 31, 2018	$ 53,886	$ 4,446	$ (646)	$ (16,676)	$ 41,010
Beginning Balance (shares) at Dec. 31, 2018	14,111,864
Net income (loss)				11,889	11,889
Other comprehensive income, net of tax			830		830
Total comprehensive income (loss)			830	11,889	12,719
Effect of share-based payments expense		5,172			5,172
Share issuances - options exercised	$ 28	(7)			21
Share issuances - options exercised (shares)	2,338
Settlement of RSUs	$ 1,504	(4,626)			(3,122)
Shares purchased and held in trust	(6,350)				(6,350)
Shares repurchased and cancelled	$ (3,269)	(4,985)		(2,004)	(10,258)
Shares repurchased and cancelled (shares)	(872,686)
Ending Balance at Dec. 31, 2019	$ 45,799	0	184	(6,791)	39,192
Ending Balance (shares) at Dec. 31, 2019	13,241,516
Net income (loss)				(5,357)	(5,357)
Other comprehensive income, net of tax			439		439
Total comprehensive income (loss)			439	(5,357)	(4,918)
Effect of share-based payments expense		3,129			3,129
Share issuances - options exercised	$ 483	(416)			67
Share issuances - options exercised (shares)	53,374
Settlement of RSUs	$ 3,207	(4,416)			(1,209)
Shares repurchased and cancelled	$ (238)	(804)			(1,042)
Shares repurchased and cancelled (shares)	(67,483)
Reclassification within equity		4,302		(4,302)	0
Ending Balance at Dec. 31, 2020	$ 49,251	$ 1,795	$ 623	$ (16,450)	$ 35,219
Ending Balance (shares) at Dec. 31, 2020	13,227,407